ACCOUNTING POLICIES (Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Mining concession, period	50 years
Mining concession, additional term	50 years
Research and development expense	$ 23.8	$ 19.0	$ 16.3
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 662.3	662.3
Information system projects
Disclosure of detailed information about intangible assets [line items]
Amortisation period (not exceeding)	3 years
Mining assets
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 32.4	42.3
Steel | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 619.8	$ 619.8
Mining
Disclosure of detailed information about intangible assets [line items]
Amortisation rates, intangible assets other than goodwill	19.00%	13.00%	12.00%
Mining | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 42.5	$ 42.5
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10 years